Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 01, 2023	Feb. 29, 2016	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2017	Feb. 28, 2025	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000120680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class R6)
Accumulated Value		$ 10,000			$ 11,043		$ 11,402		$ 11,631	$ 13,448	$ 14,328	$ 13,820	$ 12,470	$ 13,129	$ 14,074	$ 15,011
C000084554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class Y)
Accumulated Value		10,000			11,023		11,363		11,564	13,370	14,225	13,704	12,348	12,984	13,902	14,809
C000095838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class R)
Accumulated Value		10,000			10,970		11,251		11,398	13,115	13,885	13,308	11,927	12,478	13,295	14,093
C000084555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class R5)
Accumulated Value		10,000			11,034		11,382		11,610	13,414	14,280	13,784	12,411	13,057	14,009	14,931
C000084556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class A) —including sales charge
Accumulated Value		9,575			10,529		10,812		10,990	12,661	13,439	12,929	11,618	12,166	13,016	13,822
C000084553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Corporate Bond Fund (Class C) —including sales charge
Accumulated Value		10,000			10,917		11,143		11,245	12,868	13,541	12,918	11,518	11,991	12,828	13,632
C000120678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class R6)
Accumulated Value		10,000			11,207		11,485		12,620	13,095	12,770	14,208	12,180	12,114	13,135	15,130
C000029658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class A) —including sales charge
Accumulated Value		9,450			10,540		10,769		11,778	12,164	11,804	13,079	11,155	11,056	11,927	13,684
C000029660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class C) —including sales charge
Accumulated Value		10,000			11,062		11,209		12,175	12,481	12,022	13,220	11,188	11,002	11,869	13,613
C000029661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class R)
Accumulated Value		10,000			11,117		11,321		12,350	12,723	12,312	13,608	11,586	11,440	12,325	14,085
C000071219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class Y)
Accumulated Value		10,000			11,172		11,443		12,547	12,992	12,631	14,031	11,997	11,920	12,893	14,812
C000029662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Global Real Estate Fund (Class R5)
Accumulated Value		10,000			11,200		11,470		12,592	13,055	12,719	14,139	12,111	12,051	13,060	15,015
C000241067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco SMA High Yield Bond Fund
Accumulated Value	$ 10,000			$ 11,035		$ 12,011		$ 12,844
C000000586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Class A) —including sales charge
Accumulated Value		9,575			11,098		11,438		11,814	12,230	13,069	13,083	12,382	13,439	14,683	15,580
C000000588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Class C) —including sales charge
Accumulated Value		10,000			11,509		11,772		12,066	12,399	13,150	13,064	12,267	13,254	14,481	15,366
C000071210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Class Y)
Accumulated Value		10,000			11,644		12,003		12,459	12,900	13,818	13,871	13,164	14,324	15,687	16,687
C000120675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Class R6)
Accumulated Value		10,000			11,642		12,048		12,523	12,987	13,934	14,038	13,337	14,531	15,936	16,969
C000023117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Class R5)
Accumulated Value		10,000			11,632		12,027		12,459	12,927	13,859	13,952	13,243	14,417	15,799	16,814
C000000589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco High Yield Fund (Investor Class)
Accumulated Value		10,000			11,595		11,956		12,352	12,788	13,631	13,680	12,946	14,051	15,309	16,289
C000000616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class A) —including sales charge
Accumulated Value		9,450			10,937		10,349		12,003	12,976	12,640	15,183	13,427	13,522	15,066	15,785
C000000618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class C) —including sales charge
Accumulated Value		10,000			11,489		10,790		12,420	13,321	12,877	15,357	13,481	13,479	15,017	15,734
C000000619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class R)
Accumulated Value		10,000			11,543		10,901		12,609	13,591	13,208	15,829	13,966	14,021	15,589	16,289
C000120676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class R6)
Accumulated Value		10,000			11,628		11,055		12,881	13,989	13,691	16,521	14,677	14,841	16,602	17,475
C000071216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class Y)
Accumulated Value		10,000			11,603		11,008		12,799	13,866	13,542	16,308	14,459	14,590	16,298	17,121
C000000620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Investor Class)
Accumulated Value		10,000			11,573		10,961		12,714	13,739	13,391	16,100	14,238	14,340	15,989	16,754
C000023123 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Real Estate Fund (Class R5)
Accumulated Value		10,000			11,617		11,035		12,846	13,934	13,625	16,430	14,586	14,739	16,486	17,340
C000120677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class R6)
Accumulated Value		10,000			10,366		10,488		10,745	11,308	11,604	11,377	11,163	11,772	12,521	13,207
C000023124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class R5)
Accumulated Value		10,000			10,354		10,475		10,731	11,289	11,569	11,351	11,115	11,728	12,466	13,128
C000000621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class A) —including sales charge
Accumulated Value		9,750			10,081		10,160		10,382	10,909	11,163	10,917	10,684	11,253	11,925	12,547
C000000622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class C) —including sales charge
Accumulated Value		10,000			10,303		10,348		10,537	11,034	11,247	10,963	10,691	11,222	11,891	12,516
C000000623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class R)
Accumulated Value		10,000			10,290		10,347		10,537	11,033	11,251	10,965	10,695	11,212	11,854	12,418
C000071217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Bond Fund (Class Y)
Accumulated Value		10,000			10,342		10,452		10,697	11,243	11,524	11,300	11,063	11,670	12,400	13,053
C000000605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Investor Class)
Accumulated Value		10,000			9,988		9,959		10,129	10,831	10,327	10,328	9,731	10,092	10,949	11,675
C000188949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class R6)
Accumulated Value		10,000			9,985		9,991		10,179	10,904	10,431	10,469	9,894	10,293	11,239	12,020
C000071212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class Y)
Accumulated Value		10,000			10,011		10,003		10,183	10,910	10,422	10,442	9,854	10,237	11,126	11,884
C000029663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class R5)
Accumulated Value		10,000			10,020		10,025		10,213	10,952	10,473	10,502	9,919	10,328	11,219	11,990
C000000601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class A) —including sales charge
Accumulated Value		9,575			9,561		9,529		9,687	10,342	9,864	9,858	9,279	9,615	10,425	11,108
C000000603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class C) —including sales charge
Accumulated Value		10,000			9,911		9,803		9,880	10,482	9,921	9,841	9,193	9,468	10,265	10,938
C000000604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Income Fund (Class R)
Accumulated Value		10,000			9,961		9,902		10,042	10,705	10,174	10,134	9,515	9,849	10,636	11,305
C000164285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Duration Inflation Protected Fund (Class R6)
Accumulated Value		10,000			10,232		10,183		10,337	10,846	11,394	11,945	11,418	11,881	12,655	13,268
C000023119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Duration Inflation Protected Fund (Class R5)
Accumulated Value		10,000			10,231		10,170		10,323	10,830	11,363	11,921	11,395	11,857	12,629	13,242
C000000607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge
Accumulated Value		9,750			9,949		9,863		9,984	10,444	10,941	11,449	10,915	11,329	12,038	12,589
C000000606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge
Accumulated Value		9,900			10,112		10,035		10,169	10,658	11,175	11,696	11,163	11,598	12,335	12,909
C000071213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Short Duration Inflation Protected Fund (Class Y)
Accumulated Value		10,000			10,230		10,177		10,328	10,830	11,373	11,932	11,396	11,858	12,630	13,241
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000		10,393	10,142	10,997	10,193	11,685	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value		10,000			12,498		14,635		15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
MSCI World IndexSM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index℠ (Net)
Accumulated Value		10,000			12,126		14,231		14,292	14,954	19,343	21,421	19,850	24,804	28,680	34,799
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Accumulated Value	$ 10,000			$ 11,068		$ 12,045		$ 12,945
Bloomberg U S Corporate High Yield 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index
Accumulated Value		10,000			12,183		12,692		13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Credit Index
Accumulated Value		10,000			10,572		10,796		11,089	12,785	13,086	12,661	11,376	12,025	12,796	13,651
Custom Invesco Global Real Estate Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Custom Invesco Global Real Estate Index (Net)
Accumulated Value		10,000			11,327		11,677		12,790	13,071	13,159	14,598	12,392	12,447	13,696	16,021
Bloomberg 1 3 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year Government/Credit Index
Accumulated Value		10,000			10,102		10,115		10,370	10,877	11,087	10,908	10,634	11,121	11,737	12,314
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Nareit All Equity REITs Index
Accumulated Value		10,000			11,781		11,059		13,228	14,284	14,775	17,996	15,806	16,483	18,768	20,158
ICE BofA 1 5 Year US Inflation Linked Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-5 Year US Inflation-Linked Treasury Index
Accumulated Value		10,000			10,277		10,251		10,434	10,984	11,536	12,163	11,647	12,147	12,979	13,644
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized: MBS/ABS/CMBS Index
Accumulated Value		$ 10,000			$ 10,053		$ 10,074		$ 10,437	$ 11,240	$ 11,416	$ 11,090	$ 10,099	$ 10,348	$ 11,026	$ 11,852